SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING
SEGMENT REPORTING

17.                   SEGMENT REPORTING

Based on the criteria established by ASC 280 Segment Reporting, the Company has determined that the business segments that constitute its primary reporting segments are multimedia processors and surveillance and security products by the chief operating decision makers, Chief Operating Officer, in accordance with the Group’s organization and internal financial reporting structure. As no measures of assets by segment are reported and used by the chief operating decision makers, the Group has not made disclosure of total assets by reportable segment.

Summarized information by business segment for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year Ended December 31, 2010
	PC multimedia processor business	Surveillance and security business	Intersegment elimination*	Consolidated

Revenue	69,146	5,524	(526)	74,144
Cost of revenue	(45,449)	(4,201)	553	(49,097)
Gross profit	23,697	1,323	27	25,047
Unallocated operating expenses				(31,843)
Unallocated non-operating income, net				2,519
Loss before income taxes				(4,277)

* The intersegment eliminations represented surveillance products Vimicro Hong Kong and Vimicro China sold to Vimicro Tianjin in 2010.

	Year Ended December 31, 2011
	PC multimedia processor business	Surveillance and security business	Intersegment elimination**	Consolidated

Revenue	47,857	12,083	(968)	58,972
Cost of revenue	(30,714)	(8,713)	968	(38,459)
Gross profit	17,143	3,370	—	20,513
Unallocated operating expenses				(49,134)
Unallocated non-operating income, net				4,360
Loss before income taxes				(24,261)

** The intersegment eliminations represented surveillance products Vimicro Hong Kong and Vimicro China sold to Vimicro Tianjin in 2011.

	Year Ended December 31, 2012
	PC multimedia processors business	Surveillance and security business	Intersegment elimination***	Consolidated

Revenue	53,435	17,760	(8)	71,187
Cost of revenue	(30,603)	(14,551)	8	(45,146)
Gross profit	22,832	3,209	—	26,041
Unallocated operating expenses				(31,747)
Unallocated non-operating income, net				1,856
Loss before income taxes expense				(3,850)

***The intersegment eliminations represented surveillance products Vimicro Tianjin sold to Vimicro China in 2012.

The revenue presented below is attributed by country of domicile of the entity that recorded the revenue

	Years Ended December 31
	2010	2011	2012
Revenue distribution
Mainland China	6,622	12,010	18,186
Hong Kong	67,522	46,962	53,001
	74,144	58,972	71,187

The following table summarizes information regarding the distribution of long-lived assets by geographic region:

	As of December 31
	2011	2012
Long-lived assets
Mainland China	37,608	40,349
Hong Kong	760	318
U.S.A	198	155
	38,566	40,822

The following table summarizes the Group’s revenues for each product class for the years ended December 31, 2010, 2011 and 2012 respectively:

	Years Ended December 31
	2010	2011	2012
PC Multimedia processor business segment:
PC camera multimedia products	52,999	41,535	48,778
Image sensors	14,666	5,439	4,233
Other products	1,481	883	424
Sub-total	69,146	47,857	53,435
Surveillance and security business segment:	5,524	12,083	17,760
Intersegment elimination	(526)	(968)	(8)
Total multimedia business	74,144	58,972	71,187